Stock-based Compensation (Q2) - Schedule of Weighted Average Assumptions (Details) - Outstanding stock options	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Risk-free interest rate	4.00%	4.40%	4.40%	4.00%
Expected term (in years)	5 years 9 months 18 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years
Expected annual dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	95.20%	95.30%	95.40%	92.70%